STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)								12 Months Ended
	Apr. 03, 2024	Mar. 27, 2024	Oct. 02, 2023	Sep. 29, 2023	May 05, 2023	May 05, 2023	Jun. 08, 2021	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025	Sep. 30, 2024	Oct. 31, 2022	Jun. 30, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized								10,000,000	10,000,000	10,000,000	10,000,000
Preferred stock, par value								$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized								100,000,000	100,000,000	100,000,000	100,000,000
Common stock par value								$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding								94,572,767	88,579,434	88,512,767	94,572,767
Preferred stock, shares issued								0	0	0	0
Preferred stock, shares outstanding								0	0	0	0
Common stock issued for compensation management, shares									25,000	160,000
Common stock issued for compensation management									$ 37,500	$ 240,000
Common stock issued for cash, shares									16,667	266,667
Common stock issued for cash									$ 25,000	$ 400,000
Common stock issued for compensation services, shares									25,000	145,856
Common stock issued for compensation services								$ 2,280,000	$ 58,250	$ 218,784
Removal of restriction on shares based on opinion of legal counsel								On March 11,2024, the Company’s board of directors approved and authorized the transfer agent to remove the restrictive legend on 5,000.000 shares of one stockholder based on legal opinion from attorney.
Common stock issued for settlement of debts, shares										179,144
Common stock issued for settlement of debts										$ 179,144
Common stock issued for compensation management, shares									25,000
Common stock issued for compensation management									$ 37,500
Revision of Prior Period, Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized									10,000,000
Preferred stock, par value									$ 0.001
Common stock, shares authorized									100,000,000
Common stock par value									$ 0.001
Common stock, shares outstanding									88,572,767
Preferred stock, shares issued									0
Preferred stock, shares outstanding									0
Common stock issued for cash									$ 25,000
Common stock issued for compensation services									$ 58,250
Consulting Agreements [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for compensation services, shares			70,000	88,572,767
Common stock issued for compensation services			$ 5,000
Issuance shares of restricted common stock	6,000,000	6,000,000
Restricted stock market value	$ 2,280,000
Subscription Agreement One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price							$ 1.50
Common stock issued for cash, shares							6,667
Common stock issued for cash							$ 10,000
Common stock not issued, shares								6,667	6,667
Subscription Agreement Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price					$ 1.50	$ 1.50
Common stock issued for cash, shares					40,000
Common stock issued for cash					$ 60,000
Common stock not issued, shares								40,000	40,000
Subscription Arrangements [Member] | Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Share price					$ 1.50	$ 1.50
Common stock issued for cash, shares						40,000
Common stock issued for cash						$ 60,000
Series A Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred shares issued upon conversion														1,000,000
Preferred stock, shares issued									0
Preferred stock, shares outstanding									0
Series B Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred shares issued upon conversion								1,000,000	1,000,000					1,000,000
Share price									$ 20			$ 20
Preferred stock, shares issued									0
Preferred stock, shares outstanding									0
Series C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, par value													$ 0.001
Preferred shares issued upon conversion													1,000,000
Preferred stock, shares issued									0
Preferred stock, shares outstanding									0
Series A B And C Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares issued								0			0
Preferred stock, shares outstanding								0			0
Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized											110,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized								110,000,000	110,000,000		110,000,000
Common stock par value								$ 0.001			$ 0.001
Common stock issued for cash, shares									16,667	266,667
Common stock issued for cash									$ 17	$ 267
Common stock issued for compensation services, shares								6,000,000	25,000	145,856
Common stock issued for compensation services								$ 6,000	$ 25	$ 146
Common stock issued for settlement of debts, shares										179,144
Common stock issued for settlement of debts										$ 179
Common Stock [Member] | Revision of Prior Period, Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock issued for cash, shares									16,667
Common stock issued for cash									$ 17
Common stock issued for compensation services, shares									25,000
Common stock issued for compensation services									$ 25